Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties Balances and Transactions [Abstract]
Schedule of balances with related parties
	As of December 31,
	2022	2021
	U.S. dollars in thousands
Other payables – Officers and Directors	$475	$65
	$475	$65

Schedule of transactions with related parties
	For the year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands
Salary fees(1)	$1,140	$257	$126
Directors consultancy fees(2)	310	29	28
Share based payment expense (refer to Note 9)	4,569	1,707	66
	$6,019	$1,993	$220
(1) Number of related parties	3	3	1
(2) Number of directors	5	4	4